New Accounting Standards	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Standards and Reclassifications

3.NEW ACCOUNTING STANDARDS

Accounting Standards Pending Adoption

Clawback of Executive Compensation Rules.  In October 2022, the Securities and Exchange Commission (the “SEC”) adopted final rules regarding the recovery of erroneously awarded incentive-based executive compensation. The rules direct U.S. securities exchanges to establish standards to require listed issuers to develop and implement a written policy providing for the recovery of incentive-based compensation received by current and former executive officers in the event of a required accounting restatement when that compensation was based on an erroneously reported financial reporting measure.  The new rule and related amendments include a number of new disclosure requirements, including requiring issuers to file their recovery policy as an exhibit to their annual reports and establishing new cover page disclosures on Form 10-K indicating whether the financial statements included in the filing reflect the correction of an error and whether the error correction required an incentive-based compensation recovery analysis.  The U.S. securities exchanges filed proposed listing standards to implement the SEC’s directive, and those listing standards must be effective no later than November 28, 2023. Affected issuers will be required to adopt a recovery policy no later than 60 days after the listing standards become effective.

2. NEW ACCOUNTING STANDARDS

Accounting Standards Adopted

Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.  In March 2020, the Financial Accounting Standards Board (“FASB”) issued guidance to provide temporary optional expedients and exceptions to the guidance in GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (“SOFR”).  One-week and two-month U.S. dollar LIBOR settings as well as all non-U.S. dollar LIBOR settings stopped being published on December 31, 2021, while the remaining U.S. dollar LIBOR settings will be discontinued on June 30, 2023.  Under the new guidance, entities can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform, if certain criteria are met.  An entity that makes this election would not have to remeasure the contracts at the modification date or reassess a previous accounting determination.  Under the guidance, entities can also elect various optional expedients that would allow them to continue applying hedge accounting for hedging relationships affected by reference rate reform, if certain criteria are met.

The guidance was effective upon issuance.  The guidance on contract modifications was applied prospectively from March 12, 2020.  The guidance on hedging is applied to eligible hedging relationships existing as of the beginning of the interim period that includes the effective date and to new eligible hedging relationships entered into after the beginning of that interim period.  The relief is temporary and generally cannot be applied to contract modifications that occur after December 31, 2024 or hedging relationships entered into or evaluated after that date.  However, certain optional expedients can be applied to hedging relationships evaluated in periods after December 31, 2024.

In October 2022, the Company adopted the applicable practical expedients of the standard when it converted the option of a LIBOR interest rate in its Credit Agreement to a SOFR interest rate and correspondingly amended its five interest rate swap agreements that are specifically designated to the amended Credit Agreement.  As permitted by the practical expedients in the standard, the Company maintained cash flow hedge accounting for its interest rate swap agreements as the conversion of the LIBOR interest rate to SOFR was the only modification to the interest rate swap agreements.  The Company determined that the new guidance did not have a material effect on its consolidated financial statements.  See Note 11 for further details on the amendment to the Credit Agreement.

Accounting Standards Pending Adoption

Clawback of Executive Compensation Rules.  In October 2022, the Securities and Exchange Commission (the “SEC”) adopted final rules regarding the recovery of erroneously awarded incentive-based executive compensation. The rules direct U.S. securities exchanges to establish standards to require listed issuers to develop and implement a written policy providing for the recovery of incentive-based compensation received by current and former executive officers in the event of a required accounting restatement when that compensation was based on an erroneously reported financial reporting measure.  The new rule and related amendments include a number of new disclosure requirements, including requiring issuers to file their recovery policy as an exhibit to their annual reports and establishing new cover page disclosures on Form 10-K indicating whether the financial statements included in the filing reflect the correction of an error and whether the error correction required an incentive-based compensation recovery analysis.  The exchanges must file proposed listing standards to implement the SEC’s directive no later than February 26, 2023 (which is 90 days after the final rules were published in the Federal Register), and those listing standards must be effective no later than November 28, 2023. Affected issuers will be required to adopt a recovery policy no later than 60 days after the listing standards become effective.